UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/18 (Unaudited)

COMMON STOCKS (97.4%)(a)
			Shares	Value

Aerospace and defense (2.7%)

L3 Technologies, Inc.			38,300	$8,213,052

Raytheon Co.			32,900	6,515,187

Textron, Inc.			143,000	9,762,610

				24,490,849
Auto components (1.1%)

Pirelli & C SpA (Italy)(NON)			1,137,298	9,937,008

				9,937,008
Banks (2.9%)

Bank of America Corp.			427,900	13,213,552

Bank of Ireland Group PLC (Ireland)			1,048,464	9,005,127

Grupo Financiero Galicia SA ADR (Argentina)(S)			106,500	3,794,595

				26,013,274
Beverages (1.8%)

Asahi Group Holdings, Ltd. (Japan)			128,400	6,235,970

Pernod Ricard SA (France)			63,391	10,225,718

				16,461,688
Biotechnology (1.3%)

Alkermes PLC(NON)(S)			97,800	4,288,530

Vertex Pharmaceuticals, Inc.(NON)			41,000	7,177,050

				11,465,580
Building products (1.3%)

Assa Abloy AB Class B (Sweden)			258,330	5,122,267

Johnson Controls International PLC			184,900	6,935,599

				12,057,866
Capital markets (4.1%)

E*Trade Financial Corp.(NON)			249,700	14,934,557

Edelweiss Financial Services, Ltd. (India)			2,402,787	10,851,207

KKR & Co., Inc. Class A			413,700	11,327,106

				37,112,870
Chemicals (1.6%)

DowDuPont, Inc.			78,600	5,405,322

Sherwin-Williams Co. (The)			20,700	9,123,111

				14,528,433
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)			13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)			5	4

				15
Construction and engineering (0.8%)

Kyudenko Corp. (Japan)			171,500	6,874,914

				6,874,914
Construction materials (0.9%)

Summit Materials, Inc. Class A			306,987	7,705,374

				7,705,374
Containers and packaging (1.4%)

Ball Corp.			321,100	12,513,267

				12,513,267
Distributors (0.9%)

PALTAC Corp. (Japan)			145,300	7,672,358

				7,672,358
Diversified financial services (2.3%)

Challenger, Ltd. (Australia)			1,243,158	11,470,594

Eurazeo SA (France)			115,087	8,902,267

				20,372,861
Electrical equipment (1.9%)

Eaton Corp. PLC			99,800	8,300,366

Emerson Electric Co.			125,300	9,056,684

				17,357,050
Equity real estate investment trusts (REITs) (0.7%)

Hibernia REIT PLC (Ireland)			3,763,376	6,407,424

				6,407,424
Food products (2.3%)

Associated British Foods PLC (United Kingdom)			221,796	7,146,953

Nomad Foods, Ltd. (United Kingdom)(NON)			725,579	13,786,001

				20,932,954
Health-care equipment and supplies (5.9%)

Becton Dickinson and Co. (BD)			72,700	18,201,899

Boston Scientific Corp.(NON)			530,300	17,823,383

Danaher Corp.			78,100	8,011,498

Dentsply Sirona, Inc.			175,800	8,457,738

				52,494,518
Health-care providers and services (0.7%)

Cigna Corp.			37,400	6,710,308

				6,710,308
Health-care technology (0.6%)

CompuGroup Medical SE (Germany)			93,927	5,236,863

				5,236,863
Hotels, restaurants, and leisure (2.8%)

Compass Group PLC (United Kingdom)			473,169	10,182,242

Dalata Hotel Group PLC (Ireland)(NON)			978,033	7,776,907

Hilton Worldwide Holdings, Inc.			92,917	7,308,851

				25,268,000
Household durables (0.9%)

HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)			26	23

Lennar Corp. Class A			159,345	8,328,963

				8,328,986
Independent power and renewable electricity producers (3.2%)

NRG Energy, Inc.			909,881	28,815,931

				28,815,931
Industrial conglomerates (0.8%)

Toshiba Corp. (Japan)(NON)			2,335,000	7,169,738

				7,169,738
Insurance (4.3%)

Assured Guaranty, Ltd.			469,600	18,276,832

Fairfax Financial Holdings, Ltd. (Canada)			22,100	12,486,836

Prudential PLC (United Kingdom)			330,183	7,822,537

				38,586,205
Internet and direct marketing retail (2.3%)

Amazon.com, Inc.(NON)			10,700	19,018,608

Global Fashion Group SA (acquired 8/2/13, cost $855,718) (Private) (Luxembourg)(NON)(F)(RES)			20,200	189,923

Pinduoduo, Inc. ADR (China)(NON)(S)			56,524	1,276,877

				20,485,408
Internet software and services (6.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			51,800	9,698,514

Alphabet, Inc. Class C(NON)			21,462	26,124,834

GoDaddy, Inc. Class A(NON)			125,600	9,246,672

Instructure, Inc.(NON)			266,700	10,321,290

				55,391,310
IT Services (2.6%)

DXC Technology Co.			143,500	12,160,190

Visa, Inc. Class A			78,100	10,679,394

				22,839,584
Leisure products (0.9%)

Universal Entertainment Corp. (Japan)(NON)			247,100	8,075,630

				8,075,630
Machinery (0.7%)

KION Group AG (Germany)			95,651	6,570,039

				6,570,039
Media (0.9%)

Live Nation Entertainment, Inc.(NON)			157,300	7,751,744

				7,751,744
Metals and mining (1.7%)

Alcoa Corp.(NON)			156,500	6,771,755

Iluka Resources, Ltd. (Australia)			1,012,568	8,607,469

				15,379,224
Oil, gas, and consumable fuels (9.2%)

Cenovus Energy, Inc. (Canada)			1,628,837	16,340,335

Cheniere Energy, Inc.(NON)			111,588	7,085,838

ConocoPhillips			124,500	8,985,165

Enterprise Products Partners LP			227,929	6,609,941

Kinder Morgan, Inc.			568,200	10,102,596

Pioneer Natural Resources Co.			46,100	8,725,347

Seven Generations Energy, Ltd. Class A (Canada)(NON)			828,400	9,463,062

Suncor Energy, Inc. (Canada)			362,511	15,265,674

				82,577,958
Personal products (3.4%)

Shiseido Co., Ltd. (Japan)			156,900	11,548,642

Unilever NV ADR (Netherlands)			327,651	18,865,748

				30,414,390
Pharmaceuticals (2.3%)

AstraZeneca PLC (United Kingdom)			59,289	4,564,128

Bayer AG (Germany)			80,965	9,018,876

Jazz Pharmaceuticals PLC(NON)			38,300	6,628,964

				20,211,968
Real estate management and development (2.9%)

Kennedy-Wilson Holdings, Inc.			557,335	11,648,302

Open House Co., Ltd. (Japan)			111,700	6,122,253

Realogy Holdings Corp.(S)			355,500	7,774,785

				25,545,340
Road and rail (2.3%)

Norfolk Southern Corp.			121,800	20,584,200

				20,584,200
Semiconductors and semiconductor equipment (3.8%)

ASML Holding NV (Netherlands)(S)			32,600	6,976,400

NXP Semiconductor NV(NON)			66,500	6,340,110

SCREEN Holdings Co., Ltd. (Japan)			158,100	11,576,561

Sino-American Silicon Products, Inc. (Taiwan)			2,643,000	9,102,073

				33,995,144
Software (5.2%)

Activision Blizzard, Inc.			90,300	6,629,826

Adobe Systems, Inc.(NON)			30,000	7,340,400

NCSOFT Corp. (South Korea)			20,562	7,089,862

Nintendo Co., Ltd. (Japan)			17,600	5,802,018

RealPage, Inc.(NON)			174,000	9,587,400

ServiceNow, Inc.(NON)			57,300	10,082,508

				46,532,014
Specialty retail (2.7%)

Advance Auto Parts, Inc.			92,500	13,063,775

Lowe's Cos., Inc.			110,000	10,927,400

				23,991,175
Technology hardware, storage, and peripherals (0.7%)

Samsung Electronics Co., Ltd. (South Korea)			147,405	6,115,286

				6,115,286
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.			442,300	8,470,045

				8,470,045
Trading companies and distributors (1.5%)

Ashtead Group PLC (United Kingdom)			199,242	6,122,066

Yellow Cake PLC (United Kingdom)(NON)			2,437,878	6,943,643

				13,065,709

Total common stocks (cost $810,164,650)				$872,510,502

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Global Fashion Group SA 0.00% cv. pfd. (acquired 7/11/16, cost $103,080) (Luxembourg) (Private)(NON)(F)(RES)			15,684	$150,412

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(NON)(F)(RES)			108,051	4,322,040

Total convertible preferred stocks (cost $3,757,102)				$4,472,452

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Nov-18/$270.00	$155,064,876	$551,185	$2,193,332

Total purchased options outstanding (cost $2,480,333)				$2,193,332

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal National Mortgage Association Pass-Through Certificates 5.25%, 11/1/20(i)			$129,944	$148,440

				148,440

Total U.S. government and agency mortgage obligations (cost $148,440)				$148,440

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3.00%, 11/15/45(i)			$254,000	$251,805

Total U.S. treasury obligations (cost $251,805)				$251,805

SHORT-TERM INVESTMENTS (5.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.21%(AFF)		Shares	27,396,455	$27,396,455

Putnam Short Term Investment Fund 2.05%(AFF)		Shares	14,345,528	14,345,528

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)		Shares	1,956,000	1,956,000

U.S. Treasury Bills 1.845%, 8/2/18(SEGSF)			$1,266,000	1,265,937

U.S. Treasury Bills 1.881%, 8/9/18			649,000	648,732

U.S. Treasury Bills 1.917%, 8/16/18			163,000	162,873

U.S. Treasury Bills 1.927%, 8/23/18(SEGSF)			693,000	692,205

Total short-term investments (cost $46,467,724)				$46,467,730

TOTAL INVESTMENTS

Total investments (cost $863,270,054)				$926,044,261

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $117,149,675) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$28,390	$27,956	$434
	British Pound	Sell	9/19/18	183,859	102,221	(81,638)
	Canadian Dollar	Sell	10/17/18	11,048,998	10,957,531	(91,467)
	Euro	Buy	9/19/18	1,905,486	1,929,950	(24,464)
	Hong Kong Dollar	Buy	8/16/18	124,453	124,670	(217)
	Japanese Yen	Buy	8/16/18	319,076	326,925	(7,849)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	55,367	54,542	825
	British Pound	Buy	9/19/18	300,251	304,945	(4,694)
	Hong Kong Dollar	Buy	8/16/18	11,103,760	11,119,061	(15,301)
	Japanese Yen	Buy	8/16/18	127,032	131,825	(4,793)
	Swiss Franc	Buy	9/19/18	6,156,135	6,161,361	(5,226)
Citibank, N.A.
	British Pound	Buy	9/19/18	826,184	852,925	(26,741)
	Canadian Dollar	Sell	10/17/18	6,234,901	6,146,069	(88,832)
	Danish Krone	Buy	9/19/18	6,062,242	6,087,496	(25,254)
	Euro	Buy	9/19/18	2,217,747	2,225,376	(7,629)
	Japanese Yen	Buy	8/16/18	333,988	342,315	(8,327)
	Swedish Krona	Buy	9/19/18	37,609	37,671	(62)
Goldman Sachs International
	Canadian Dollar	Sell	10/17/18	1,088,119	1,072,303	(15,816)
	Chinese Yuan (Offshore)	Sell	8/16/18	9,497,060	10,030,888	533,828
	Euro	Sell	9/19/18	505,297	508,072	2,775
	Japanese Yen	Sell	8/16/18	697,343	703,908	6,565
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	150,941	148,691	2,250
	British Pound	Buy	9/19/18	231,731	236,032	(4,301)
	Canadian Dollar	Sell	10/17/18	500,030	492,529	(7,501)
	Euro	Sell	9/19/18	1,058,825	1,065,795	6,970
	Japanese Yen	Sell	8/16/18	2,114,066	2,321,726	207,660
	Norwegian Krone	Buy	9/19/18	1,990,158	1,990,991	(833)
	Singapore Dollar	Buy	8/16/18	3,857,348	3,941,552	(84,204)
	South Korean Won	Sell	8/16/18	13,176,686	13,713,362	536,676
	Swedish Krona	Buy	9/19/18	3,091,323	3,091,825	(502)
	Swiss Franc	Buy	9/19/18	18,637,223	18,781,343	(144,120)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	369,736	364,192	5,544
	Canadian Dollar	Sell	10/17/18	83,672	82,403	(1,269)
	Israeli Shekel	Buy	10/17/18	1,834,280	1,850,387	(16,107)
	Japanese Yen	Sell	8/16/18	3,435,282	3,501,469	66,187
UBS AG
	Australian Dollar	Buy	10/17/18	265,987	261,997	3,990
WestPac Banking Corp.
	Canadian Dollar	Sell	10/17/18	3,615,826	3,561,363	(54,463)
	Euro	Buy	9/19/18	2,488,233	2,496,008	(7,775)

Unrealized appreciation						1,373,704

Unrealized (depreciation)						(729,385)

Total						$644,319
* The exchange currency for all contracts listed is the United States Dollar.

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $1,609,460) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Nov-18/$260.00	$155,064,876	$551,185	$1,378,771

Total				$1,378,771

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$7,269,791	$7,607,780	$—	1/4/19	(1 month USD-LIBOR-BBA plus 0.90%) — Monthly	MSCI Japan Financials Net USD — Monthly	$324,055

Upfront premium received			—			Unrealized appreciation	324,055

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$324,055

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $895,514,544.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,662,413, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$43,598,936	$118,766,580	$134,969,061	$299,695	$27,396,455
	Putnam Short Term Investment Fund**	11,908,469	249,626,126	247,189,067	300,132	14,345,528

	Total Short-term investments	$55,507,405	$368,392,706	$382,158,128	$599,827	$41,741,983
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $27,396,455, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,792,105.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $210,857.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $229,383 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.5%
	Japan	7.9
	United Kingdom	6.3
	Canada	6.0
	Netherlands	2.9
	Ireland	2.6
	Germany	2.3
	Australia	2.2
	France	2.1
	South Korea	1.5
	China	1.2
	India	1.2
	Italy	1.1
	Taiwan	1.0
	Sweden	0.6
	Other	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $248,272 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $210,857 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$95,572,375	$15,747,988	$189,946
Consumer staples	50,024,420	17,784,612	—
Energy	82,577,958	—	—
Financials	108,233,454	22,321,801	—
Health care	96,119,237	—	—
Industrials	94,125,713	14,044,652	15
Information technology	125,187,538	39,685,800	—
Materials	41,518,829	8,607,469	—
Real estate	25,830,511	6,122,253	—
Utilities	28,815,931	—	—
Total common stocks	748,005,966	124,314,575	189,961
Convertible preferred stocks	—	—	4,472,452
Purchased options outstanding	—	2,193,332	—
U.S. government and agency mortgage obligations	—	148,440	—
U.S. treasury obligations	—	251,805	—
Short-term investments	16,301,528	30,166,202	—

Totals by level	$764,307,494	$157,074,354	$4,662,413

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$644,319	$—
Written options outstanding	—	(1,378,771)	—
Total return swap contracts	—	324,055	—

Totals by level	$—	$(410,397)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,373,704	$729,385
Equity contracts	2,517,387	1,378,771

Total	$3,891,091	$2,108,156

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$170,000
Written equity option contracts (contract amount)		$170,000
Forward currency contracts (contract amount)		$202,300,000
OTC total return swap contracts (notional)		$7,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018